Commitments and Contingencies - Additional Information - Teekay Nakilat (Detail) - Teekay LNG [Member] $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($)	Dec. 31, 2014 Vessel	Dec. 22, 2014 USD ($)
Teekay Nakilat Corporation [Member]
Loss Contingencies [Line Items]
Capital lease arrangement period, lessee	Teekay LNG owned a 70% interest in Teekay Nakilat Corporation (or Teekay Nakilat Joint Venture) that was the lessee under three separate 30-year capital lease arrangements with a third party for three LNG carriers (or the RasGas II LNG Carriers).
Number of vessels | Vessel		3
Security deposit against future claims			$ 6.8
Share of potential exposure		70.00%
RasGas II LNG Carriers [Member] | Foreign Tax Authority [Member]
Loss Contingencies [Line Items]
Share of potential exposure	70.00%
Estimated shares of lease rental increase claim	$ 60.0